CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 1,056.9	$ 845.7		$ 840.3
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	24.8	24.0		23.1
Amortization of premium and accretion of discount on marketable securities, net	(12.0)	(6.4)		3.1
Realized loss on sale of marketable securities, net			[1]	6.7
Amortization of intangible assets	68.1	59.6		24.3
Stock-based compensation	205.6	149.7		145.3
Amortization of debt discount	0.4	0.0		0.0
Net gain from financing expenses	(22.8)	0.0		0.0
Deferred taxes	(24.1)	(12.1)		(9.5)
Increase in trade receivables, net	(38.0)	(65.9)		(9.9)
Increase in prepaid expenses and other assets	(45.3)	(13.0)		(51.1)
Increase (decrease) in trade payables	(27.1)	5.4		17.9
Increase (decrease) in employees and payroll accruals	(14.7)	(2.4)		26.7
Decrease in income tax accrual and accrued expenses and other liabilities	(149.2)	(12.0)		(0.9)
Increase in deferred revenues	176.2	79.5		21.8
Other	0.6	0.3		0.1
Net cash provided by operating activities	1,199.4	1,052.4		1,037.9
Cash flows from investing activities:
Proceeds from short-term bank deposits	285.5	157.0		510.6
Proceeds from maturity of marketable securities	931.9	1,084.4		1,022.9
Proceeds from sale of marketable securities	6.9	22.3		491.9
Investment in marketable securities	(767.9)	(839.2)		(947.3)
Investment in short-term bank deposits	(677.2)	(238.5)		(132.0)
Cash paid in conjunction with acquisitions, net of acquired cash	(273.1)	(185.8)		(458.8)
Lease prepayment	(159.9)	0.0		0.0
Purchase of property and equipment	(26.6)	(24.2)		(18.6)
Net cash provided by (used in) investing activities	(680.4)	(24.0)		468.7
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	393.2	258.6		133.7
Proceeds from issuance of convertible senior notes, net	1,971.7	0.0		0.0
Purchase of capped calls	(192.0)	0.0		0.0
Purchase of treasury shares at cost	(1,400.0)	(1,299.9)		(1,287.6)
Payments related to shares withheld for taxes	(20.9)	(18.6)		(11.0)
Net cash provided by (used in) financing activities	752.0	(1,059.9)		(1,164.9)
Effect of exchange rate changes on cash and cash equivalents	22.8	0.0		0.0
Increase (decrease) in cash and cash equivalents	1,293.8	(31.5)		341.7
Cash and cash equivalents at the beginning of the year	506.2	537.7		196.0
Cash and cash equivalents at the end of the year	1,800.0	506.2		537.7
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	156.7	122.5		118.7
Non-cash investing activity
Fair value of awards attributable to pre-acquisition services	4.8	3.1		1.3
Operating lease liabilities arising from obtaining right of use assets	$ 10.7	$ 12.3		$ 2.3

[1]	Represents an amount lower than $0.1